OTHER LIABILITIES - Disclosure of detailed information about other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Liabilities [Abstract]
Foreign exchange forward contracts designated as cash flow hedges	$ 1	$ 878
Current portion of lease inducements	0	120
Current portion of deferred revenue	796	682
Current portion of other liabilities	797	1,680
Non-current portion of lease inducements	0	362
Non-current portion of deferred revenue	95	133
Other liabilities	$ 95	$ 495